UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Hong T. Le

American Mutual Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2024

We invest in
companies with
strong balance sheets
and a history of
paying dividends

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	16.51%	10.56%	9.88%
Class A shares (reflecting 5.75% maximum sales charge)	9.60	9.04	9.03

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.38% for Class F-2 shares and 0.59% for Class A shares as of the prospectus dated January 1, 2024 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of April 30, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.16% and 1.84%, respectively. The fund’s 12-month distribution rate for Class F-2 and Class A shares as of that date was 2.23% and 1.92%, respectively. Both Class A figures reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Mutual Fund for the periods ended April 30, 2024, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMRFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

21	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Mutual Fund (Class F-2 shares)[2]	14.84%	10.21%	9.31%	9.41%	11.59%
American Mutual Fund (Class A shares)	14.71	9.96	9.08	9.20	11.41
S&P 500 Index[3,4]	20.98	22.66	13.19	12.41	11.45

Past results are not predictive of results in future periods.

[1]	Lifetime results are from February 21, 1950, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[4]	S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Mutual Fund	1

Investment portfolio April 30, 2024	unaudited

Sector diversification	Percent of net assets

Common stocks 95.35%	Shares	Value (000)
Energy 5.54%
Baker Hughes Co., Class A	3,958,988	$129,142
Canadian Natural Resources, Ltd. (CAD denominated)	2,080,489	157,656
Chevron Corp.	2,787,954	449,613
ConocoPhillips	6,624,385	832,155
EOG Resources, Inc.	5,326,106	703,738
Exxon Mobil Corp.	12,136,121	1,435,339
Imperial Oil, Ltd.	433,590	29,811
Schlumberger NV	1,601,146	76,022
Shell PLC (ADR)	1,206,080	86,428
Suncor Energy, Inc.	760,125	29,005
TC Energy Corp.	14,614,968	523,947
TC Energy Corp. (CAD denominated)[1]	21,224,749	760,400
		5,213,256

Materials 2.80%
Air Products and Chemicals, Inc.	498,018	117,702
Eastman Chemical Co.	1,766,756	166,852
Ecolab, Inc.	1,628,481	368,281
International Flavors & Fragrances, Inc.	1,467,702	124,241
Linde PLC	3,860,925	1,702,514
Nutrien, Ltd.	1,106,255	58,377
Sherwin-Williams Co.	308,589	92,456
		2,630,423

Industrials 16.94%
Airbus SE, non-registered shares	76,894	12,637
Automatic Data Processing, Inc.	1,813,322	438,624
BAE Systems PLC (ADR)	6,434,948	433,522
Broadridge Financial Solutions, Inc.	1,149,677	222,359
Canadian National Railway Co.	80,445	9,769
Canadian National Railway Co. (CAD denominated)	1,745,527	211,862
Carrier Global Corp.	14,393,822	885,076
CSX Corp.	9,758,685	324,183
Emerson Electric Co.	676,502	72,913
Equifax, Inc.	1,002,790	220,804
FedEx Corp.	1,371,776	359,104
GE Vernova, Inc.[2]	2,623,625	403,277
General Dynamics Corp.	1,778,316	510,537
General Electric Co.	17,980,979	2,909,682
HEICO Corp., Class A	242,398	40,202
Honeywell International, Inc.	2,457,553	473,644
Illinois Tool Works, Inc.	1,041,763	254,305
L3Harris Technologies, Inc.	940,627	201,341
Lockheed Martin Corp.	451,310	209,828
Northrop Grumman Corp.	1,741,329	844,597
Otis Worldwide Corp.	1,519,199	138,551

2	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Paychex, Inc.	5,793,768	$688,358
RELX PLC (ADR)[1]	1,974,393	81,325
RTX Corp.	31,256,416	3,173,151
Siemens AG	508,802	95,444
Stanley Black & Decker, Inc.	2,387,544	218,222
TFI International, Inc.	1,942,571	253,098
Union Pacific Corp.	6,997,473	1,659,521
Waste Connections, Inc.	1,486,481	240,944
Waste Management, Inc.	1,695,439	352,685
		15,939,565

Consumer discretionary 3.35%
D.R. Horton, Inc.	2,642,047	376,465
Darden Restaurants, Inc.	930,533	142,753
General Motors Co.	389,547	17,347
Hasbro, Inc.	9,001,868	551,814
Home Depot, Inc.	3,466,348	1,158,523
McDonald’s Corp.	1,310,708	357,876
Starbucks Corp.	4,170,022	369,005
TJX Companies, Inc.	1,939,933	182,528
		3,156,311

Consumer staples 8.09%
Altria Group, Inc.	454,092	19,894
British American Tobacco PLC (ADR)	16,138,192	474,785
Church & Dwight Co., Inc.	499,832	53,927
Coca-Cola Co.	2,976,471	183,857
Colgate-Palmolive Co.	986,401	90,670
Constellation Brands, Inc., Class A	2,880,392	730,064
Danone SA	1,727,161	108,007
Dollar General Corp.	4,717,485	656,627
General Mills, Inc.	15,038,967	1,059,646
Hormel Foods Corp.	1,872,103	66,572
Kenvue, Inc.	12,930,247	243,347
Keurig Dr Pepper, Inc.	14,931,438	503,189
Mondelez International, Inc., Class A	19,923,425	1,433,291
Nestlé SA	2,277,800	228,484
PepsiCo, Inc.	2,212,767	389,248
Philip Morris International, Inc.	6,278,883	596,117
Procter & Gamble Co.	3,495,231	570,422
Sysco Corp.	2,708,688	201,310
		7,609,457

Health care 16.18%
Abbott Laboratories	20,842,649	2,208,696
AbbVie, Inc.	18,828,248	3,062,226
Amgen, Inc.	2,756,940	755,236
AstraZeneca PLC (ADR)	12,846,478	974,791
Bristol-Myers Squibb Co.	12,355,733	542,911
Cencora, Inc.	547,441	130,866
CVS Health Corp.	7,454,481	504,743
Danaher Corp.	2,142,091	528,282
Elevance Health, Inc.	74,910	39,596
Eli Lilly and Co.	1,192,428	931,406
GE HealthCare Technologies, Inc.	3,364,592	256,517
Gilead Sciences, Inc.	14,722,236	959,890
GSK PLC (ADR)	1,731,767	71,764
Johnson & Johnson	1,211,918	175,231
McKesson Corp.	100,692	54,093
Medtronic PLC	8,113,477	651,025
Merck & Co., Inc.	2,711,975	350,441
Novartis AG (ADR)	892,941	86,731
Novo Nordisk AS, Class B (ADR)	1,956,872	251,086
Pfizer, Inc.	2,088,181	53,499
Sanofi	1,023,819	100,945
Stryker Corp.	1,292,827	435,036
Takeda Pharmaceutical Co., Ltd. (ADR)[1]	12,958,618	169,499

American Mutual Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Thermo Fisher Scientific, Inc.	787,849	$448,066
UnitedHealth Group, Inc.	2,911,527	1,408,306
Zimmer Biomet Holdings, Inc.	595,877	71,672
		15,222,554

Financials 14.90%
American International Group, Inc.	1,764,951	132,918
Aon PLC, Class A	642,820	181,282
Apollo Asset Management, Inc.	160,982	17,447
Arthur J. Gallagher & Co.	606,388	142,313
Berkshire Hathaway, Inc., Class B2	72,463	28,748
BlackRock, Inc.	533,635	402,702
Blackstone, Inc.	2,233,157	260,408
Capital One Financial Corp.	4,280,083	613,892
Carlyle Group, Inc. (The)	4,959,269	222,175
Charles Schwab Corp. (The)	710,808	52,564
Chubb, Ltd.	3,571,089	887,916
CME Group, Inc., Class A	3,318,156	695,618
East West Bancorp, Inc.	3,060,327	227,964
Fidelity National Information Services, Inc.	9,128,180	619,986
Franklin Resources, Inc.	7,442,526	169,987
Great-West Lifeco, Inc.	16,857,724	498,513
JPMorgan Chase & Co.	10,011,008	1,919,511
KKR & Co., Inc.	599,125	55,761
Marsh & McLennan Companies, Inc.	3,835,408	764,895
Mastercard, Inc., Class A	1,222,206	551,459
Morgan Stanley	6,230,114	565,944
National Bank of Canada	1,974,333	158,532
PNC Financial Services Group, Inc.	5,728,300	877,919
Principal Financial Group, Inc.	3,049,913	241,370
Progressive Corp.	1,984,316	413,234
Royal Bank of Canada	340,989	32,991
S&P Global, Inc.	851,194	353,952
State Street Corp.	3,292,302	238,659
Toronto-Dominion Bank (The)	357,985	21,236
Toronto-Dominion Bank (The) (CAD denominated)	2,294,190	136,103
Truist Financial Corp.	11,656,966	437,719
U.S. Bancorp	1,984,315	80,623
Visa, Inc., Class A	3,380,221	907,961
Wells Fargo & Co.	14,334,794	850,340
Western Union Co.	11,329,288	152,266
Willis Towers Watson PLC	419,609	105,381
		14,020,289

Information technology 16.44%
Accenture PLC, Class A	3,524,380	1,060,521
Amphenol Corp., Class A	2,783,522	336,166
Analog Devices, Inc.	2,564,075	514,379
Apple, Inc.	17,267,118	2,941,108
Applied Materials, Inc.	865,848	172,001
Broadcom, Inc.	1,064,962	1,384,738
Intel Corp.	23,555,322	717,731
Intuit, Inc.	440,123	275,350
KLA Corp.	737,696	508,486
Microsoft Corp.	14,433,645	5,619,451
Salesforce, Inc.	459,147	123,483
Samsung Electronics Co., Ltd. (GDR)	34,705	48,172
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,746,124	514,493
Texas Instruments, Inc.	7,121,761	1,256,421
		15,472,500

4	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Communication services 2.47%
AT&T, Inc.	2,306,768	$38,961
Comcast Corp., Class A	21,464,508	818,012
Electronic Arts, Inc.	979,132	124,174
Meta Platforms, Inc., Class A	2,280,075	980,820
T-Mobile US, Inc.	1,302,943	213,904
Verizon Communications, Inc.	3,671,527	144,989
		2,320,860

Utilities 5.97%
American Electric Power Co., Inc.	1,423,744	122,485
CenterPoint Energy, Inc.[3]	35,411,109	1,031,879
Constellation Energy Corp.	4,624,953	859,964
Dominion Energy, Inc.	2,753,682	140,383
DTE Energy Co.	5,356,058	590,880
Duke Energy Corp.	1,240,816	121,923
Edison International	3,987,013	283,317
Exelon Corp.	3,159,021	118,716
NextEra Energy, Inc.	6,964,158	466,390
Pinnacle West Capital Corp.	3,812,193	280,768
Public Service Enterprise Group, Inc.	3,150,953	217,668
Sempra	11,630,592	833,099
Southern Co. (The)	5,008,620	368,134
Xcel Energy, Inc.	3,338,609	179,383
		5,614,989

Real estate 2.67%
CubeSmart REIT	2,182,622	88,265
Digital Realty Trust, Inc. REIT	1,644,128	228,172
Equinix, Inc. REIT	573,106	407,541
Extra Space Storage, Inc. REIT	2,098,516	281,789
Federal Realty Investment Trust REIT	2,293,516	238,916
Kimco Realty Corp. REIT	1,757,581	32,744
Prologis, Inc. REIT	1,693,269	172,798
Public Storage REIT	1,547,547	401,511
Rexford Industrial Realty, Inc. REIT	5,650,029	241,878
Welltower, Inc. REIT	4,392,993	418,564
		2,512,178

Total common stocks (cost: $58,753,269,000)		89,712,382

Convertible stocks 0.03%
Materials 0.03%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	543,200	29,805

Total convertible stocks (cost: $27,160,000)		29,805

Short-term securities 4.59%
Money market investments 4.53%
Capital Group Central Cash Fund 5.37%[3,4]	42,591,229	4,259,123

Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.37%[3,4,5]	274,619	27,462
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	4,853,319	4,853
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.18%[4,5]	3,200,000	3,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[4,5]	3,200,000	3,200
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[4,5]	3,200,000	3,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[4,5]	3,200,000	3,200

American Mutual Fund	5

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[4,5]	3,200,000	$3,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[4,5]	3,200,000	3,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[4,5]	3,200,000	3,200
		54,715

Total short-term securities (cost: $4,313,757,000)		4,313,838
Total investment securities 99.97% (cost: $63,094,186,000)		94,056,025
Other assets less liabilities 0.03%		30,453

Net assets 100.00%		$94,086,478

Investments in affiliates3

	Value at 11/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Common stocks 1.10%
Consumer discretionary 0.00%
Hasbro, Inc.[6]	$406,016	$1,025		$658	$170	$145,261	$—	$12,612
Utilities 1.10%
CenterPoint Energy, Inc.	1,163,559	—		216,094	(2,267)	86,681	1,031,879	15,807
Total common stocks							1,031,879
Short-term securities 4.56%
Money market investments 4.53%
Capital Group Central Cash Fund 5.37%[4]	5,988,695	6,708,903		8,438,613	1,397	(1,259)	4,259,123	152,963
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.37%[4,5]	16,657	10,805	[7]				27,462	—	[8]
Total short-term securities							4,286,585
Total 5.66%					$(700)	$230,683	$5,318,464	$181,382

[1]	All or a portion of this security was on loan. The total value of all such securities was $69,409,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 4/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2024. Refer to the investment portfolio for the security value at 4/30/2024.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	American Mutual Fund

Financial statements

Statement of assets and liabilities at April 30, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $69,409 of investment securities on loan):
Unaffiliated issuers (cost: $58,096,927)	$88,737,561
Affiliated issuers (cost: $4,997,259)	5,318,464		$94,056,025
Cash			19,571
Cash denominated in currencies other than U.S. dollars (cost: $15,125)			15,125
Receivables for:
Sales of investments	113,007
Sales of fund’s shares	56,476
Dividends and interest	155,044
Securities lending income	—	*	324,527
			94,415,248
Liabilities:
Collateral for securities on loan			54,715
Payables for:
Purchases of investments	183,037
Repurchases of fund’s shares	55,987
Investment advisory services	17,899
Services provided by related parties	12,805
Trustees’ deferred compensation	3,350
Other	977		274,055
Net assets at April 30, 2024			$94,086,478

Net assets consist of:
Capital paid in on shares of beneficial interest			$60,503,142
Total distributable earnings (accumulated loss)			33,583,336
Net assets at April 30, 2024			$94,086,478

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Mutual Fund	7

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2024 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,794,570 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$38,001,024	724,502		$52.45
Class C	911,720	17,709		51.48
Class T	14	—	*	52.45
Class F-1	1,118,603	21,449		52.15
Class F-2	14,339,200	273,512		52.43
Class F-3	7,124,681	135,902		52.43
Class 529-A	1,460,142	27,926		52.29
Class 529-C	39,240	754		52.02
Class 529-E	47,938	922		52.01
Class 529-T	19	—	*	52.46
Class 529-F-1	14	—	*	52.38
Class 529-F-2	217,831	4,153		52.45
Class 529-F-3	15	—	*	52.44
Class R-1	51,061	987		51.74
Class R-2	252,808	4,896		51.64
Class R-2E	31,851	611		52.18
Class R-3	548,523	10,566		51.91
Class R-4	728,764	13,956		52.22
Class R-5E	223,428	4,266		52.37
Class R-5	370,550	7,064		52.46
Class R-6	28,619,052	545,395		52.47

*	Amount less than one thousand.

Refer to the notes to financial statements.

8	American Mutual Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,642; also includes $181,382 from affiliates)	$1,196,903
Securities lending income (net of fees)	1,571
Interest from unaffiliated issuers	739	$1,199,213
Fees and expenses*:
Investment advisory services	105,355
Distribution services	58,328
Transfer agent services	23,233
Administrative services	13,741
529 plan services	498
Reports to shareholders	856
Registration statement and prospectus	802
Trustees’ compensation	782
Auditing and legal	52
Custodian	921
Other	77	204,645
Net investment income		994,568

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,377,644
Affiliated issuers	(700)
In-kind redemptions	75,383
Currency transactions	(1,158)	2,451,169
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,586,713
Affiliated issuers	230,683
Currency translations	(133)	8,817,263
Net realized gain (loss) and unrealized appreciation (depreciation)		11,268,432

Net increase (decrease) in net assets resulting from operations		$12,263,000

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Mutual Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$994,568	$2,017,903
Net realized gain (loss)	2,451,169	1,746,884
Net unrealized appreciation (depreciation)	8,817,263	(2,891,124)
Net increase (decrease) in net assets resulting from operations	12,263,000	873,663

Distributions paid to shareholders	(2,685,341)	(4,265,765)

Net capital share transactions	1,070,484	2,333,525

Total increase (decrease) in net assets	10,648,143	(1,058,577)

Net assets:
Beginning of period	83,438,335	84,496,912
End of period	$94,086,478	$83,438,335

*	Unaudited.

Refer to the notes to financial statements.

10	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

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Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,213,256	$—	$—	$5,213,256
Materials	2,630,423	—	—	2,630,423
Industrials	15,831,484	108,081	—	15,939,565
Consumer discretionary	3,156,311	—	—	3,156,311
Consumer staples	7,272,966	336,491	—	7,609,457
Health care	15,121,609	100,945	—	15,222,554
Financials	14,020,289	—	—	14,020,289
Information technology	15,424,328	48,172	—	15,472,500
Communication services	2,320,860	—	—	2,320,860
Utilities	5,614,989	—	—	5,614,989
Real estate	2,512,178	—	—	2,512,178
Convertible stocks	29,805	—	—	29,805
Short-term securities	4,313,838	—	—	4,313,838
Total	$93,462,336	$593,689	$—	$94,056,025

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2024, the total value of securities on loan was $69,409,000, and the total value of collateral received was $71,849,000. Collateral received includes cash of $54,715,000 and U.S. government securities of $17,134,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

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The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$463,006
Undistributed long-term capital gains	1,462,343

As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$32,207,870
Gross unrealized depreciation on investments	(1,332,042)
Net unrealized appreciation (depreciation) on investments	30,875,828
Cost of investments	63,180,197

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$474,042		$600,054		$1,074,096		$727,049		$1,009,115		$1,736,164
Class C	8,548		15,362		23,910		12,860		29,253		42,113
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	14,201		18,566		32,767		23,509		33,928		57,437
Class F-2	187,488		219,529		407,017		306,075		388,989		695,064
Class F-3	99,825		112,361		212,186		153,805		180,665		334,470
Class 529-A	18,040		23,147		41,187		27,620		38,776		66,396
Class 529-C	346		645		991		523		1,255		1,778
Class 529-E	554		786		1,340		853		1,382		2,235
Class 529-T	—	*	—	*	—	*	—	*	1		1
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	2,870		3,332		6,202		4,340		5,183		9,523
Class 529-F-3	—	*	—	*	—	*	—	*	—	*	—	*
Class R-1	471		847		1,318		658		1,494		2,152
Class R-2	2,321		4,157		6,478		3,218		7,123		10,341
Class R-2E	330		514		844		475		848		1,323
Class R-3	6,110		8,824		14,934		9,177		15,338		24,515
Class R-4	9,199		11,797		20,996		14,935		21,928		36,863
Class R-5E	2,856		3,347		6,203		3,356		3,547		6,903
Class R-5	5,243		6,053		11,296		9,458		12,379		21,837
Class R-6	389,116		434,460		823,576		570,212		646,438		1,216,650
Total	$1,221,560		$1,463,781		$2,685,341		$1,868,123		$2,397,642		$4,265,765

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. For the six months ended April 30, 2024, the investment advisory services fees were $105,355,000, which were equivalent to an annualized rate of 0.230% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, unreimbursed expenses subject to reimbursement totaled $6,111,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $498,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

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For the six months ended April 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$46,739	$12,612		$ 5,609		Not applicable
Class C	4,640	315		139		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,402	683		170		Not applicable
Class F-2	Not applicable	7,447		2,060		Not applicable
Class F-3	Not applicable	32		1,049		Not applicable
Class 529-A	1,662	450		215		$413
Class 529-C	195	13		6		11
Class 529-E	119	8		7		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	43		31		60
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	258	25		8		Not applicable
Class R-2	948	427		38		Not applicable
Class R-2E	96	33		5		Not applicable
Class R-3	1,360	394		82		Not applicable
Class R-4	909	366		109		Not applicable
Class R-5E	Not applicable	163		32		Not applicable
Class R-5	Not applicable	97		56		Not applicable
Class R-6	Not applicable	125		4,125		Not applicable
Total class-specific expenses	$58,328	$23,233		$13,741		$498

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $782,000 in the fund’s statement of operations reflects $226,000 in current fees (either paid in cash or deferred) and a net increase of $556,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $997,468,000 and $701,929,000, respectively, which generated $126,659,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

18	American Mutual Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$1,036,969	20,082	$1,051,955		20,673		$(2,328,513)	(45,265)	$(239,589)	(4,510)
Class C	54,246	1,069	23,834		478		(144,178)	(2,846)	(66,098)	(1,299)
Class T	—	—	—		—		—	—	—	—
Class F-1	53,378	1,043	32,453		642		(162,122)	(3,179)	(76,291)	(1,494)
Class F-2	1,645,734	31,592	395,783		7,778		(1,841,723)	(35,995)	199,794	3,375
Class F-3	721,869	14,135	209,929		4,124		(895,639)	(17,432)	36,159	827
Class 529-A	74,060	1,442	41,176		812		(124,409)	(2,429)	(9,173)	(175)
Class 529-C	4,469	87	990		20		(8,411)	(165)	(2,952)	(58)
Class 529-E	1,903	37	1,341		27		(5,210)	(102)	(1,966)	(38)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	20,429	395	6,200		122		(19,926)	(388)	6,703	129
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	4,151	81	1,302		26		(7,815)	(152)	(2,362)	(45)
Class R-2	19,932	392	6,475		129		(34,420)	(675)	(8,013)	(154)
Class R-2E	3,127	61	844		17		(4,676)	(90)	(705)	(12)
Class R-3	50,668	991	14,921		296		(74,933)	(1,467)	(9,344)	(180)
Class R-4	49,386	956	20,995		415		(90,361)	(1,756)	(19,980)	(385)
Class R-5E	25,492	493	6,202		122		(20,784)	(403)	10,910	212
Class R-5	26,690	518	11,285		221		(57,782)	(1,125)	(19,807)	(386)
Class R-6	1,707,992	33,061	822,896		16,150		(1,257,691)	(24,319)	1,273,197	24,892
Total net increase (decrease)	$5,500,495	106,435	$2,648,582		52,052		$(7,078,593)	(137,788)	$1,070,484	20,699

Refer to the end of the table for footnotes.

American Mutual Fund	19

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$2,762,953	56,278	$1,699,675	34,552		$(4,323,625)	(88,226)	$139,003	2,604
Class C	142,488	2,952	41,945	865		(287,673)	(5,971)	(103,240)	(2,154)
Class T	—	—	—	—		—	—	—	—
Class F-1	138,033	2,828	56,857	1,162		(276,186)	(5,675)	(81,296)	(1,685)
Class F-2	2,727,457	55,635	678,342	13,807		(4,514,208)	(92,122)	(1,108,409)	(22,680)
Class F-3	2,216,333	45,259	330,921	6,740		(1,652,255)	(33,684)	894,999	18,315
Class 529-A	177,883	3,632	66,359	1,353		(225,739)	(4,603)	18,503	382
Class 529-C	11,708	240	1,776	36		(18,368)	(376)	(4,884)	(100)
Class 529-E	4,822	99	2,234	46		(8,462)	(173)	(1,406)	(28)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	45,489	926	9,519	194		(38,422)	(780)	16,586	340
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	7,236	150	2,127	44		(11,761)	(243)	(2,398)	(49)
Class R-2	47,547	982	10,332	213		(59,435)	(1,231)	(1,556)	(36)
Class R-2E	6,890	140	1,323	27		(6,541)	(135)	1,672	32
Class R-3	103,547	2,134	24,477	502		(142,315)	(2,930)	(14,291)	(294)
Class R-4	107,985	2,214	36,859	752		(217,341)	(4,456)	(72,497)	(1,490)
Class R-5E	99,711	2,034	6,902	140		(32,486)	(661)	74,127	1,513
Class R-5	147,351	2,944	21,807	444		(172,576)	(3,528)	(3,418)	(140)
Class R-6	3,618,417	74,237	1,215,339	24,732		(2,251,729)	(45,824)	2,582,027	53,145
Total net increase (decrease)	$12,365,850	252,684	$4,206,797	85,609		$(14,239,122)	(290,618)	$2,333,525	47,675

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,060,670,000 and $13,419,917,000, respectively, during the six months ended April 30, 2024.

20	American Mutual Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[5,6]	$47.06	$.52	$6.36	$6.88	$(.66)	$(.83)	$(1.49)	$52.45	14.71%[7]	$38,001		.59%[8]		.59%[8]		2.03%[8]
10/31/2023	48.97	1.06	(.59)	.47	(.99)	(1.39)	(2.38)	47.06	.80	34,307		.59		.59		2.17
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88)	(1.61)	(2.49)	48.97	(2.73)	35,575		.58		.58		1.88
10/31/2021	40.16	.88	12.63	13.51	(.86)	—	(.86)	52.81	33.86	35,695		.58		.58		1.82
10/31/2020	42.78	.84	(1.38)	(.54)	(.89)	(1.19)	(2.08)	40.16	(1.35)	26,817		.60		.60		2.04
10/31/2019	40.95	.88	3.46	4.34	(.87)	(1.64)	(2.51)	42.78	11.39	28,162		.59		.59		2.16
Class C:
4/30/2024[5,6]	46.22	.32	6.24	6.56	(.47)	(.83)	(1.30)	51.48	14.29 [7]	912		1.34	[8]	1.34	[8]	1.28	[8]
10/31/2023	48.13	.69	(.58)	.11	(.63)	(1.39)	(2.02)	46.22	.06	878		1.34		1.34		1.42
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50)	(1.61)	(2.11)	48.13	(3.47)	1,019		1.33		1.33		1.13
10/31/2021	39.51	.51	12.43	12.94	(.51)	—	(.51)	51.94	32.89	1,090		1.33		1.33		1.08
10/31/2020	42.11	.53	(1.36)	(.83)	(.58)	(1.19)	(1.77)	39.51	(2.10)	891		1.34		1.34		1.31
10/31/2019	40.34	.56	3.41	3.97	(.56)	(1.64)	(2.20)	42.11	10.54	1,187		1.36		1.36		1.39
Class T:
4/30/2024[5,6]	47.06	.59	6.35	6.94	(.72)	(.83)	(1.55)	52.45	14.86 [7,9]	—	[10]	.33	[8,9]	.33	[8,9]	2.29	[8,9]
10/31/2023	48.98	1.19	(.60)	.59	(1.12)	(1.39)	(2.51)	47.06	1.05 [9]	—	[10]	.33	[9]	.33	[9]	2.43	[9]
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)[9]	—	[10]	.32	[9]	.32	[9]	2.13	[9]
10/31/2021	40.17	1.00	12.62	13.62	(.98)	—	(.98)	52.81	34.17 [9]	—	[10]	.33	[9]	.33	[9]	2.07	[9]
10/31/2020	42.79	.94	(1.37)	(.43)	(1.00)	(1.19)	(2.19)	40.17	(1.09)[9]	—	[10]	.34	[9]	.34	[9]	2.30	[9]
10/31/2019	40.96	.98	3.45	4.43	(.96)	(1.64)	(2.60)	42.79	11.63 [9]	—	[10]	.36	[9]	.36	[9]	2.40	[9]
Class F-1:
4/30/2024[5,6]	46.80	.51	6.31	6.82	(.64)	(.83)	(1.47)	52.15	14.69 [7]	1,119		.64	[8]	.64	[8]	1.99	[8]
10/31/2023	48.71	1.04	(.59)	.45	(.97)	(1.39)	(2.36)	46.80	.76	1,074		.64		.64		2.12
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85)	(1.61)	(2.46)	48.71	(2.79)	1,200		.63		.63		1.82
10/31/2021	39.96	.85	12.56	13.41	(.83)	—	(.83)	52.54	33.79	1,454		.64		.64		1.78
10/31/2020	42.58	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	39.96	(1.41)	1,266		.64		.64		2.00
10/31/2019	40.77	.85	3.44	4.29	(.84)	(1.64)	(2.48)	42.58	11.31	1,347		.66		.66		2.09
Class F-2:
4/30/2024[5,6]	47.04	.57	6.36	6.93	(.71)	(.83)	(1.54)	52.43	14.84 [7]	14,339		.38	[8]	.38	[8]	2.24	[8]
10/31/2023	48.95	1.17	(.60)	.57	(1.09)	(1.39)	(2.48)	47.04	1.01	12,706		.38		.38		2.38
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.95	(2.54)	14,334		.38		.38		2.09
10/31/2021	40.14	.98	12.63	13.61	(.96)	—	(.96)	52.79	34.17	13,651		.38		.38		2.02
10/31/2020	42.77	.92	(1.38)	(.46)	(.98)	(1.19)	(2.17)	40.14	(1.15)	9,029		.38		.38		2.25
10/31/2019	40.94	.96	3.46	4.42	(.95)	(1.64)	(2.59)	42.77	11.60	8,034		.40		.40		2.34
Class F-3:
4/30/2024[5,6]	47.04	.60	6.36	6.96	(.74)	(.83)	(1.57)	52.43	14.91 [7]	7,125		.27	[8]	.27	[8]	2.35	[8]
10/31/2023	48.95	1.22	(.59)	.63	(1.15)	(1.39)	(2.54)	47.04	1.13	6,353		.27		.27		2.49
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716		.27		.27		2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057		.27		.27		2.12
10/31/2020	42.77	.96	(1.38)	(.42)	(1.02)	(1.19)	(2.21)	40.14	(1.04)	3,147		.28		.28		2.35
10/31/2019	40.94	1.00	3.46	4.46	(.99)	(1.64)	(2.63)	42.77	11.72	2,433		.30		.29		2.44
Class 529-A:
4/30/2024[5,6]	46.92	.51	6.34	6.85	(.65)	(.83)	(1.48)	52.29	14.70 [7]	1,460		.62	[8]	.62	[8]	2.00	[8]
10/31/2023	48.83	1.04	(.59)	.45	(.97)	(1.39)	(2.36)	46.92	.77	1,318		.62		.62		2.14
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86)	(1.61)	(2.47)	48.83	(2.76)	1,353		.61		.61		1.85
10/31/2021	40.05	.86	12.59	13.45	(.84)	—	(.84)	52.66	33.81	1,331		.62		.62		1.78
10/31/2020	42.67	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	40.05	(1.39)	1,002		.64		.64		2.00
10/31/2019	40.85	.85	3.45	4.30	(.84)	(1.64)	(2.48)	42.67	11.30	1,012		.66		.66		2.09

Refer to the end of the table for footnotes.

American Mutual Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2024[5,6]	$46.68	$.32	$6.30	$6.62	$(.45)	$(.83)	$(1.28)	$52.02	14.27%[7]	$39		1.38%[8]		1.38%[8]		1.24%[8]
10/31/2023	48.59	.67	(.60)	.07	(.59)	(1.39)	(1.98)	46.68	(.03)	38		1.39		1.39		1.37
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46)	(1.61)	(2.07)	48.59	(3.50)	44		1.37		1.37		1.08
10/31/2021	39.85	.51	12.53	13.04	(.49)	—	(.49)	52.40	32.85	49		1.36		1.36		1.06
10/31/2020	42.43	.54	(1.39)	(.85)	(.54)	(1.19)	(1.73)	39.85	(2.13)	46		1.38		1.38		1.33
10/31/2019	40.63	.55	3.42	3.97	(.53)	(1.64)	(2.17)	42.43	10.47	130		1.40		1.40		1.36
Class 529-E:
4/30/2024[5,6]	46.68	.45	6.30	6.75	(.59)	(.83)	(1.42)	52.01	14.56 [7]	48		.85	[8]	.85	[8]	1.77	[8]
10/31/2023	48.59	.92	(.58)	.34	(.86)	(1.39)	(2.25)	46.68	.53	45		.86		.86		1.90
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74)	(1.61)	(2.35)	48.59	(3.00)	48		.85		.85		1.61
10/31/2021	39.87	.74	12.54	13.28	(.73)	—	(.73)	52.42	33.52	48		.85		.85		1.55
10/31/2020	42.48	.73	(1.37)	(.64)	(.78)	(1.19)	(1.97)	39.87	(1.62)	37		.86		.86		1.78
10/31/2019	40.68	.76	3.43	4.19	(.75)	(1.64)	(2.39)	42.48	11.05	43		.88		.88		1.87
Class 529-T:
4/30/2024[5,6]	47.07	.57	6.36	6.93	(.71)	(.83)	(1.54)	52.46	14.82 [7,9]	—	[10]	.39	[8,9]	.39	[8,9]	2.23	[8,9]
10/31/2023	48.99	1.16	(.60)	.56	(1.09)	(1.39)	(2.48)	47.07	.98 [9]	—	[10]	.39	[9]	.39	[9]	2.37	[9]
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.99	(2.53)[9]	—	[10]	.38	[9]	.38	[9]	2.07	[9]
10/31/2021	40.17	.97	12.63	13.60	(.95)	—	(.95)	52.82	34.11 [9]	—	[10]	.40	[9]	.40	[9]	2.01	[9]
10/31/2020	42.79	.93	(1.38)	(.45)	(.98)	(1.19)	(2.17)	40.17	(1.13)[9]	—	[10]	.39	[9]	.39	[9]	2.25	[9]
10/31/2019	40.95	.96	3.46	4.42	(.94)	(1.64)	(2.58)	42.79	11.60 [9]	—	[10]	.41	[9]	.41	[9]	2.34	[9]
Class 529-F-1:
4/30/2024[5,6]	47.00	.56	6.34	6.90	(.69)	(.83)	(1.52)	52.38	14.80 [7,9]	—	[10]	.44	[8,9]	.44	[8,9]	2.18	[8,9]
10/31/2023	48.91	1.14	(.60)	.54	(1.06)	(1.39)	(2.45)	47.00	.95 [9]	—	[10]	.44	[9]	.44	[9]	2.32	[9]
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94)	(1.61)	(2.55)	48.91	(2.60)[9]	—	[10]	.44	[9]	.44	[9]	2.01	[9]
10/31/2021	40.12	.95	12.61	13.56	(.94)	—	(.94)	52.74	34.04 [9]	—	[10]	.44	[9]	.44	[9]	1.95	[9]
10/31/2020	42.75	.92	(1.39)	(.47)	(.97)	(1.19)	(2.16)	40.12	(1.15)[9]	—	[10]	.40	[9]	.40	[9]	2.23	[9]
10/31/2019	40.92	.95	3.46	4.41	(.94)	(1.64)	(2.58)	42.75	11.56	90		.42		.42		2.33
Class 529-F-2:
4/30/2024[5,6]	47.06	.58	6.35	6.93	(.71)	(.83)	(1.54)	52.45	14.84 [7]	218		.37	[8]	.37	[8]	2.25	[8]
10/31/2023	48.97	1.18	(.60)	.58	(1.10)	(1.39)	(2.49)	47.06	1.04	189		.36		.36		2.40
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.97	(2.53)	180		.36		.36		2.10
10/31/2021	40.16	.98	12.62	13.60	(.95)	—	(.95)	52.81	34.13	144		.38		.38		2.01
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	93		—		—		—
Class 529-F-3:
4/30/2024[5,6]	47.05	.59	6.35	6.94	(.72)	(.83)	(1.55)	52.44	14.87 [7]	—	[10]	.32	[8]	.32	[8]	2.30	[8]
10/31/2023	48.96	1.19	(.59)	.60	(1.12)	(1.39)	(2.51)	47.05	1.08	—	[10]	.32		.32		2.43
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	—	[10]	.32		.32		2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98)	—	(.98)	52.80	34.19	—	[10]	.38		.33		2.07
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	—	[10]	—		—		—
Class R-1:
4/30/2024[5,6]	46.44	.32	6.27	6.59	(.46)	(.83)	(1.29)	51.74	14.29 [7]	51		1.36	[8]	1.36	[8]	1.26	[8]
10/31/2023	48.36	.68	(.59)	.09	(.62)	(1.39)	(2.01)	46.44	.01	48		1.36		1.36		1.40
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48)	(1.61)	(2.09)	48.36	(3.48)	52		1.35		1.35		1.11
10/31/2021	39.68	.49	12.48	12.97	(.48)	—	(.48)	52.17	32.84	59		1.37		1.37		1.04
10/31/2020	42.28	.50	(1.35)	(.85)	(.56)	(1.19)	(1.75)	39.68	(2.16)	51		1.40		1.40		1.24
10/31/2019	40.50	.54	3.42	3.96	(.54)	(1.64)	(2.18)	42.28	10.48	62		1.41		1.41		1.34

Refer to the end of the table for footnotes.

22	American Mutual Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[5,6]	$46.35	$.32	$6.26	$6.58	$(.46)	$(.83)	$(1.29)	$51.64	14.31%[7]	$253	1.36%[8]		1.36%[8]		1.27%[8]
10/31/2023	48.28	.68	(.60)	.08	(.62)	(1.39)	(2.01)	46.35	.01	234	1.35		1.35		1.41
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48)	(1.61)	(2.09)	48.28	(3.46)	245	1.35		1.35		1.11
10/31/2021	39.63	.50	12.45	12.95	(.50)	—	(.50)	52.08	32.81	265	1.36		1.36		1.05
10/31/2020	42.22	.51	(1.34)	(.83)	(.57)	(1.19)	(1.76)	39.63	(2.11)	207	1.38		1.38		1.26
10/31/2019	40.45	.55	3.41	3.96	(.55)	(1.64)	(2.19)	42.22	10.49	245	1.39		1.39		1.36
Class R-2E:
4/30/2024[5,6]	46.83	.39	6.32	6.71	(.53)	(.83)	(1.36)	52.18	14.44 [7]	32	1.07	[8]	1.07	[8]	1.55	[8]
10/31/2023	48.75	.82	(.59)	.23	(.76)	(1.39)	(2.15)	46.83	.31	29	1.07		1.07		1.69
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63)	(1.61)	(2.24)	48.75	(3.21)	29	1.07		1.07		1.40
10/31/2021	39.99	.64	12.58	13.22	(.63)	—	(.63)	52.58	33.23	30	1.07		1.07		1.33
10/31/2020	42.60	.63	(1.36)	(.73)	(.69)	(1.19)	(1.88)	39.99	(1.84)	23	1.09		1.09		1.55
10/31/2019	40.79	.67	3.45	4.12	(.67)	(1.64)	(2.31)	42.60	10.83	22	1.10		1.10		1.64
Class R-3:
4/30/2024[5,6]	46.59	.43	6.29	6.72	(.57)	(.83)	(1.40)	51.91	14.54 [7]	548	.91	[8]	.91	[8]	1.71	[8]
10/31/2023	48.51	.90	(.60)	.30	(.83)	(1.39)	(2.22)	46.59	.46	501	.91		.91		1.85
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71)	(1.61)	(2.32)	48.51	(3.06)	536	.91		.91		1.55
10/31/2021	39.81	.71	12.51	13.22	(.70)	—	(.70)	52.33	33.41	576	.92		.92		1.49
10/31/2020	42.41	.70	(1.36)	(.66)	(.75)	(1.19)	(1.94)	39.81	(1.67)	446	.93		.93		1.71
10/31/2019	40.62	.73	3.42	4.15	(.72)	(1.64)	(2.36)	42.41	10.97	545	.94		.94		1.81
Class R-4:
4/30/2024[5,6]	46.86	.51	6.33	6.84	(.65)	(.83)	(1.48)	52.22	14.70 [7]	729	.62	[8]	.62	[8]	2.00	[8]
10/31/2023	48.77	1.05	(.60)	.45	(.97)	(1.39)	(2.36)	46.86	.77	672	.62		.62		2.14
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85)	(1.61)	(2.46)	48.77	(2.77)	772	.61		.61		1.85
10/31/2021	40.01	.86	12.58	13.44	(.85)	—	(.85)	52.60	33.81	847	.62		.62		1.79
10/31/2020	42.63	.82	(1.37)	(.55)	(.88)	(1.19)	(2.07)	40.01	(1.38)	604	.63		.63		2.01
10/31/2019	40.81	.86	3.45	4.31	(.85)	(1.64)	(2.49)	42.63	11.34	631	.64		.64		2.11
Class R-5E:
4/30/2024[5,6]	46.99	.56	6.35	6.91	(.70)	(.83)	(1.53)	52.37	14.82 [7]	223	.42	[8]	.42	[8]	2.20	[8]
10/31/2023	48.91	1.14	(.59)	.55	(1.08)	(1.39)	(2.47)	46.99	.98	191	.41		.41		2.34
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.91	(2.54)	124	.39		.39		2.07
10/31/2021	40.12	.96	12.61	13.57	(.95)	—	(.95)	52.74	34.09	103	.40		.40		1.97
10/31/2020	42.74	.91	(1.36)	(.45)	(.98)	(1.19)	(2.17)	40.12	(1.14)	42	.40		.40		2.22
10/31/2019	40.92	.93	3.48	4.41	(.95)	(1.64)	(2.59)	42.74	11.59	33	.42		.42		2.28
Class R-5:
4/30/2024[5,6]	47.06	.59	6.36	6.95	(.72)	(.83)	(1.55)	52.46	14.89 [7]	370	.32	[8]	.32	[8]	2.30	[8]
10/31/2023	48.98	1.20	(.61)	.59	(1.12)	(1.39)	(2.51)	47.06	1.05	351	.32		.32		2.45
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372	.31		.31		2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98)	—	(.98)	52.82	34.24	395	.32		.32		2.09
10/31/2020	42.79	.95	(1.39)	(.44)	(1.00)	(1.19)	(2.19)	40.16	(1.09)	283	.32		.32		2.32
10/31/2019	40.96	.99	3.45	4.44	(.97)	(1.64)	(2.61)	42.79	11.66	337	.34		.34		2.41
Class R-6:
4/30/2024[5,6]	47.08	.60	6.36	6.96	(.74)	(.83)	(1.57)	52.47	14.89 [7]	28,619	.27	[8]	.27	[8]	2.35	[8]
10/31/2023	48.99	1.22	(.59)	.63	(1.15)	(1.39)	(2.54)	47.08	1.12	24,504	.27		.27		2.49
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898	.27		.27		2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999	.27		.27		2.14
10/31/2020	42.80	.97	(1.37)	(.40)	(1.03)	(1.19)	(2.22)	40.18	(1.02)	16,995	.27		.27		2.36
10/31/2019	40.97	1.01	3.45	4.46	(.99)	(1.64)	(2.63)	42.80	11.71	15,579	.29		.29		2.45

Refer to the end of the table for footnotes.

American Mutual Fund	23

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
	2024[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	16%[13]	25%	24%	23%	24%[13]	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 15% for the six months ended April 30, 2024 and 23% for the year ended October 31, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

24	American Mutual Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Mutual Fund	25

Expense example (continued)

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,147.13	$3.15	.59%
Class A – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class C – actual return	1,000.00	1,142.86	7.14	1.34
Class C – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class T – actual return	1,000.00	1,148.60	1.76	.33
Class T – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class F-1 – actual return	1,000.00	1,146.88	3.42	.64
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class F-2 – actual return	1,000.00	1,148.43	2.03	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	1,149.06	1.44	.27
Class F-3 – assumed 5% return	1,000.00	1,023.52	1.36	.27
Class 529-A – actual return	1,000.00	1,147.03	3.31	.62
Class 529-A – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 529-C – actual return	1,000.00	1,142.72	7.35	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class 529-E – actual return	1,000.00	1,145.62	4.53	.85
Class 529-E – assumed 5% return	1,000.00	1,020.64	4.27	.85
Class 529-T – actual return	1,000.00	1,148.24	2.08	.39
Class 529-T – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,147.96	2.35	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 529-F-2 – actual return	1,000.00	1,148.39	1.98	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,148.70	1.71	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-1 – actual return	1,000.00	1,142.94	7.25	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2 – actual return	1,000.00	1,143.05	7.25	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2E – actual return	1,000.00	1,144.41	5.70	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 – actual return	1,000.00	1,145.39	4.85	.91
Class R-3 – assumed 5% return	1,000.00	1,020.34	4.57	.91
Class R-4 – actual return	1,000.00	1,147.01	3.31	.62
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5E – actual return	1,000.00	1,148.16	2.24	.42
Class R-5E – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class R-5 – actual return	1,000.00	1,148.87	1.71	.32
Class R-5 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 – actual return	1,000.00	1,148.88	1.44	.27
Class R-6 – assumed 5% return	1,000.00	1,023.52	1.36	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

26	American Mutual Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Mutual Fund	27

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

28	American Mutual Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Mutual Fund	29

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30	American Mutual Fund

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American Mutual Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By __/s/ Herbert Y. Poon_______________
Herbert Y. Poon, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon________
Herbert Y. Poon, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 28, 2024